Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill
Changes in goodwill during the years ended December 31, 2017 and 2016 are summarized as follows (in millions):

	IFS	GFS	Corporate & Other	Total
Balance, December 31, 2015	$7,676	$6,605	$464	$14,745
Purchase price and foreign currency adjustments	—	(273)	65	(208)
Goodwill relating to PS&E included in assets held for sale	—	—	(359)	(359)
Balance, December 31, 2016	7,676	6,332	170	14,178
Purchase price and foreign currency adjustments	—	39	—	39
Goodwill distributed through sale of businesses	(14)	(473)	—	(487)
Balance, December 31, 2017	$7,662	$5,898	$170	$13,730